Note 40 - Events after the Reporting Period (Detail: Text Values)	12 Months Ended
Dec. 31, 2021 EUR (€)
Russia military actions [Abstract]
Capital of DB Groups operating subsidiary in Russia, OOO Deutsche Bank (DB Moscow)	€ 200,000,000
Total assets DB Moscow	1,500,000,000
Deposits with Russian Central Bank (Russian Ruble equivalent)	500,000,000
Employees in technology service center in Russia, OOO Deutsche Bank TechCentre (DBTC)	€ 1,600
Employees in OOO Deutsche Bank TechCentre (DBTC) in percent of the Groups technology workforce	0.05
Groups loan exposure to Russia, gross	€ 1,400,000,000
Proportion in relation to the Groups total loan book	0.003
Loan exposure to Russia, net, after netting against guarantees and asset collateral	€ 600,000,000
Exposure to Russia related to undrawn commitments	1,000,000,000.0
Exposure to Russia related to written financial guarantees and trade guarantees	€ 500,000,000